UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04379

Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)

2 Mid America Plaza
Suite 200
Oakbrook Terrace, Illinois 60181
(Address of principal executive offices)(Zip code)

ALEXANDER D. HUDSON

Chief Operating Officer

Plan Investment Fund, Inc.

2 Mid America Plaza, Suite 200

Oakbrook Terrace, Illinois 60181

(Name and Address of Agent for Service)

Copy to:

JOSEPH M. MANNON

Vedder Price P. C.

222 North LaSalle Street

Chicago, Illinois 60601

Registrant’s telephone number, including area code: (630) 472-7700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

TABLE OF CONTENTS

Item 1.	Reports to Stockholders.
Item 2.	Code of Ethics.
Item 3.	Audit Committee Financial Expert.
Item 4.	Principal Accountant Fees and Services.
Item 5.	Audit Committee of Listed Registrants.
Item 6.	Investments.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Item 8.	Portfolio Managers of Closed–End Management Investment Companies.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Item 10.	Submission of Matters to a Vote of Security Holders.
Item 11.	Controls and Procedures.
Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Companies.
Item 13.	Exhibits.

Item 1.	Reports to Stockholders.

Semi-Annual Report

June 30, 2020

(Unaudited)

ADMINISTRATOR

BCS Financial Services Corporation
2 Mid America Plaza, Suite 200
Oakbrook Terrace, IL 60181
(800) 621-9215

August 18, 2020

Dear Investors,

To say this year has been anything but normal would be an understatement. The extreme market volatility, Federal Reserve actions and uncertain global outlook, as a result of the COVID-19 pandemic, have all of us focused on liquidity and underlying risk in our investment portfolios. Our goal is, and will continue to be, capital preservation, liquidity and yield. We have experienced significant assets under management growth in the first half of 2020 and we do not take that for granted. The team at Plan Investment Fund will continue to work day-in and day-out to earn the trust and confidence you have placed in us to manage your liquidity assets.

Sincerely,

Susan A. Pickar
President and Chief Executive Officer

Past Performance Does Not Guarantee Future Results. The Portfolios may experience negative performance.

Government Portfolio: You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Money Market Portfolio: You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

Government Portfolio (Unaudited) Schedule of Investments June 30, 2020

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
TOTAL INVESTMENTS – 63.1%
U.S. TREASURY OBLIGATIONS – 30.6%

$50,370,000	U.S. Treasury Bill (1)	0.10%	07/07/20	$50,369,155
405,000	U.S. Treasury Bill (1)	0.12%	07/09/20	404,989
12,000,000	U.S. Treasury Bill (1)	0.13%	07/14/20	11,999,437
1,820,000	U.S. Treasury Bill (1)	0.15%	07/16/20	1,819,890
27,005,000	U.S. Treasury Bill (1)	0.13%	07/23/20	27,002,837
88,445,000	U.S. Treasury Bill (1)	0.13%	07/28/20	88,436,783
23,000,000	U.S. Treasury Bill (1)	0.14%	08/04/20	22,996,959
2,380,000	U.S. Treasury Bill (1)	0.95%	08/06/20	2,377,739
15,920,000	U.S. Treasury Bill (1)	0.12%	08/18/20	15,917,516
75,000,000	U.S. Treasury Bill (1)	0.13%	09/08/20	74,981,097
2,500,000	U.S. Treasury Bill (1)	1.74%	09/10/20	2,491,421
50,000,000	U.S. Treasury Bill (1)	0.15%	09/15/20	49,983,850
30,000,000	U.S. Treasury Bill (1)	0.16%	09/24/20	29,989,021
50,000,000	U.S. Treasury Bill (1)	0.16%	10/08/20	49,978,481
7,105,000	U.S. Treasury Bill (1)	0.29%	10/15/20	7,098,944
860,000	U.S. Treasury Bill (1)	0.15%	10/20/20	859,602
1,875,000	U.S. Treasury Bill (1)	0.15%	10/29/20	1,874,055
10,580,000	U.S. Treasury Bill (1)	0.18%	11/10/20	10,573,108
20,000,000	U.S. Treasury Bill (1)	0.19%	11/17/20	19,985,328
6,945,000	U.S. Treasury Bill (1)	0.19%	11/24/20	6,939,789
16,815,000	U.S. Treasury Bill (1)	0.18%	03/25/21	16,792,697
1,320,000	U.S. Treasury Note	1.75%	11/15/20	1,320,661
23,750,000	U.S. Treasury Note	2.50%	12/31/20	23,852,947
2,065,000	U.S. Treasury Note	2.00%	01/15/21	2,083,143
20,000,000	U.S. Treasury Note	2.50%	01/31/21	20,268,233
940,000	U.S. Treasury Note (2) (3 Month U.S. Treasury Money Market + 0.14%)	0.29%	04/30/21	939,361
3,000,000	U.S. Treasury Note (2) (3 Month U.S. Treasury Money Market + 0.22%)	0.37%	07/31/21	3,000,000
3,760,000	U.S. Treasury Note (2) (3 Month U.S. Treasury Money Market + 0.30%)	0.45%	10/31/21	3,762,986
	Total U.S. Treasury Obligations (Cost $548,100,029)			548,100,029

AGENCY OBLIGATIONS – 32.5% (3)

1,985,000	Federal Farm Credit Banks Funding Corp. (1)	1.78%	07/06/20	1,984,509
4,880,000	Federal Farm Credit Banks Funding Corp. (1)	1.60%	08/14/20	4,870,457
3,870,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR - 0.05%)	0.14%	08/17/20	3,870,000
5,305,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR - 0.04%)	0.15%	09/11/20	5,304,969
2,680,000	Federal Farm Credit Banks Funding Corp. (1)	1.60%	09/28/20	2,669,399

See accompanying notes to financial statements.

Government Portfolio (Unaudited) Schedule of Investments June 30, 2020 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
AGENCY OBLIGATIONS (continued)

$3,505,000	Federal Farm Credit Banks Funding Corp. (1)	0.52%	10/02/20	$3,500,292
705,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR + 0.10%)	0.18%	12/16/20	704,999
2,620,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR)	0.16%	01/14/21	2,620,000
5,035,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR + 0.11%)	0.19%	01/15/21	5,035,000
1,830,000	Federal Farm Credit Banks Funding Corp. (1)	0.88%	01/20/21	1,820,919
6,595,000	Federal Farm Credit Banks Funding Corp. (1)	0.43%	02/12/21	6,577,197
6,095,000	Federal Farm Credit Banks Funding Corp. (1)	0.27%	03/17/21	6,083,160
8,545,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR + 0.05%)	0.24%	04/16/21	8,545,000
10,000,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR + 0.20%)	0.28%	04/22/21	10,001,596
10,485,000	Federal Farm Credit Banks Funding Corp. (1)	0.19%	06/01/21	10,466,462
4,380,000	Federal Farm Credit Banks Funding Corp. (2) (3 Month U.S. Treasury Money Market + 0.26%)	0.41%	06/17/21	4,379,581
2,515,000	Federal Farm Credit Banks Funding Corp. (2) (3 Month U.S. Treasury Money Market + 0.23%)	0.38%	07/08/21	2,515,000
9,825,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR + 0.08%)	0.16%	07/09/21	9,825,000
1,080,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR + 0.11%)	0.29%	07/09/21	1,080,000
5,275,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR + 0.07%)	0.15%	08/20/21	5,275,000
785,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR + 0.13%)	0.31%	10/08/21	785,000
1,535,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR + 0.11%)	0.30%	11/12/21	1,535,000
2,895,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR + 0.19%)	0.27%	11/18/21	2,895,000
3,880,000	Federal Farm Credit Banks Funding Corp. (2) (3 Month U.S. Treasury Money Market + 0.15%)	0.30%	12/13/21	3,874,380
5,955,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR + 0.18%)	0.26%	01/14/22	5,955,000
8,465,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR + 0.20%)	0.28%	06/23/22	8,465,000
9,535,000	Federal Home Loan Banks (1)	1.57%	07/06/20	9,532,922
9,560,000	Federal Home Loan Banks (1)	0.17%	07/08/20	9,559,686
9,710,000	Federal Home Loan Banks (2) (1 Month USD LIBOR + 0.01%)	0.18%	07/10/20	9,710,000
12,000,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.01%)	0.18%	07/15/20	12,000,000

See accompanying notes to financial statements.

Government Portfolio (Unaudited) Schedule of Investments June 30, 2020 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
AGENCY OBLIGATIONS (continued)

$6,310,000	Federal Home Loan Banks (1)	1.56%	07/15/20	$6,306,172
37,060,000	Federal Home Loan Banks (1)	0.16%	07/21/20	37,056,809
1,055,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.08%)	0.16%	07/24/20	1,055,000
50,000,000	Federal Home Loan Banks (1)	0.13%	07/28/20	49,995,125
10,360,000	Federal Home Loan Banks (1)	1.55%	07/31/20	10,346,661
2,910,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.03%)	0.15%	08/04/20	2,910,000
43,865,000	Federal Home Loan Banks (1)	0.12%	08/05/20	43,859,925
2,535,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.03%)	0.11%	08/05/20	2,535,000
25,000,000	Federal Home Loan Banks (1)	0.13%	08/12/20	24,996,325
9,195,000	Federal Home Loan Banks (1)	1.59%	08/14/20	9,177,236
3,820,000	Federal Home Loan Banks (2) (1 Day USD SOFR)	0.10%	08/19/20	3,820,000
5,105,000	Federal Home Loan Banks (2) (1 Month USD LIBOR + 5.00%)	0.14%	08/20/20	5,105,000
1,970,000	Federal Home Loan Banks (1)	0.94%	08/28/20	1,967,017
3,835,000	Federal Home Loan Banks (1)	2.63%	10/01/20	3,844,311
6,340,000	Federal Home Loan Banks (1)	0.19%	10/07/20	6,336,652
2,865,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.12%)	0.20%	10/07/20	2,865,000
16,000,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.04%)	0.16%	11/16/20	16,000,000
8,000,000	Federal Home Loan Banks (1)	0.70%	12/04/20	7,975,733
5,100,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.12%)	0.20%	12/11/20	5,100,000
4,775,000	Federal Home Loan Banks (2) (3 Month USD LIBOR - 0.17%)	1.18%	01/08/21	4,775,000
1,655,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.05%)	0.13%	01/22/21	1,655,000
3,785,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.08%)	0.16%	03/04/21	3,785,000
5,830,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.12%)	0.20%	03/12/21	5,830,000
3,610,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.11%)	0.19%	03/25/21	3,610,000
4,745,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.17%)	0.25%	04/09/21	4,745,000
20,000,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.23%)	0.31%	04/13/21	20,000,000
13,685,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.16%)	0.24%	05/07/21	13,685,000

See accompanying notes to financial statements.

Government Portfolio (Unaudited) Schedule of Investments June 30, 2020 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
AGENCY OBLIGATIONS (continued)

$8,365,000	Federal Home Loan Banks (1)	0.20%	06/11/21	$8,348,967
4,015,000	Federal Home Loan Banks	0.20%	06/17/21	4,014,699
3,770,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.08%)	0.16%	07/08/21	3,770,000
5,960,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.09%)	0.17%	09/10/21	5,960,000
6,905,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.12%)	0.20%	02/28/22	6,905,000
4,250,000	Federal Home Loan Mortgage Corp. (1)	0.67%	07/24/20	4,248,181
6,525,000	Federal Home Loan Mortgage Corp. (1)	0.66%	07/28/20	6,521,770
6,465,000	Federal Home Loan Mortgage Corp. (2) (1 Day USD SOFR)	0.26%	12/13/21	6,465,000
20,000,000	Federal Home Loan Mortgage Corp. (2) (1 Day USD SOFR + 0.19%)	0.27%	06/02/22	20,000,000
4,320,000	Federal National Mortgage Association (1)	0.67%	07/24/20	4,318,151
4,345,000	Federal National Mortgage Association (2) (1 Day USD SOFR + 0.07%)	0.15%	12/11/20	4,345,000
15,000,000	Federal National Mortgage Association (2) (1 Day USD SOFR + 0.29%)	0.37%	10/04/21	15,000,000
7,830,000	Federal National Mortgage Association (2) (1 Day USD SOFR + 0.35%)	0.43%	04/07/22	7,830,000
9,100,000	Federal National Mortgage Association (2) (1 Day USD SOFR + 0.39%)	0.47%	04/15/22	9,100,000
15,000,000	Federal National Mortgage Association (2) (1 Day USD SOFR + 0.30%)	0.38%	04/28/22	15,000,000
	Total Agency Obligations (Cost $582,604,262)			582,604,262
	Total Investments – 63.1% (Cost $1,130,704,291)			1,130,704,291

REPURCHASE AGREEMENTS – 36.8%

115,760,000	Bank of Montreal Dated 6/30/2020, To be repurchased at $115,760,225 (collateralized by $115,379,740 par amount of U.S. Treasury Bonds, U.S. Treasury Notes and U.S. Treasury Strips, 0.00% to 3.38%; due 07/30/20 to 11/15/48; Total Fair Value $118,075,228)	0.07%	07/01/20	115,760,000

See accompanying notes to financial statements.

Government Portfolio (Unaudited) Schedule of Investments June 30, 2020 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
REPURCHASE AGREEMENTS (continued)

$125,000,000	BNP Paribas Securities Co. Dated 6/30/2020, To be repurchased at $125,000,243 (collateralized by $124,752,233 par amount of U.S. Treasury Bond, U.S. Treasury Notes and U.S. Treasury Strips, 0.00% to 2.50%; due 07/15/20 to 02/15/45; Total Fair Value $127,500,048)	0.07%	07/01/20	$125,000,000
99,000,000	Goldman Sachs & Co. Dated 6/30/2020, To be repurchased at $99,000,248 (collateralized by $98,742,854 par amount of Government National Mortgage Association, 2.50% to 6.00%; due 02/15/33 to 06/20/50; Total Fair Value $100,980,000)	0.09%	07/01/20	99,000,000
45,000,000	HSBC Securities (USA), Inc. Dated 6/30/2020, To be repurchased by $45,000,088 (collateralized by $45,000,000 of cash; Total Value $45,000,000)	0.07%	07/01/20	45,000,000
10,000,000	Mitsubishi UFJ Securities Co. Dated 6/30/20, To be repurchased at $10,000,025 (collateralized by $9,973,366 par amount of Government National Mortgage Association, 3.50% to 4.50%; due 05/20/33 to 02/20/49; Total Fair Value $10,200,000)	0.09%	07/01/20	10,000,000
12,000,000	Natixis S.A. Dated 6/30/2020, To be repurchased at $12,000,023 (collateralized by $11,984,746 par amount of U.S. Treasury Bills, U.S. Treasury Bonds and U.S. Treasury Notes, 0.00% to 6.38%; due 07/21/20 to 11/15/49; Total Fair Value $12,240,005)	0.07%	07/01/20	12,000,000
3,000,000	Natixis S.A. Dated 6/30/2020, To be repurchased at $3,000,008 (collateralized by $2,982,139 par amount of Federal National Mortgage Backed Securities, U.S. Treasury Bills, U.S. Treasury Bonds and U.S. Treasury Notes, 0.00% to 4.25%; due 05/20/21 to 06/01/48; Total Fair Value $3,060,358)	0.09%	07/01/20	3,000,000

See accompanying notes to financial statements.

Government Portfolio (Unaudited) Schedule of Investments June 30, 2020 (Concluded)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
REPURCHASE AGREEMENTS (continued)

$40,000,000	TD Securities (USA), LLC Dated 6/30/2020, To be repurchased at $40,000,078 (collateralized by $39,799,975 par amount of U.S. Treasury Notes, 1.13% to 2.88%, 2.50% to 2.90%; due 02/18/21 to 04/30/25; Total Fair Value $40,800,085)	0.07%	07/01/20	$40,000,000
131,500,000	TD Securities (USA), LLC Dated 6/30/2020, To be repurchased at $131,500,329 (collateralized by $131,149,951 par amount of Federal National Mortgage Backed Securities, Freddie Mac Gold Participating Certificates, and Government National Mortgage Association, 2.50% to 4.50%; due 03/01/35 to 04/01/50; Total Fair Value $135,344,106)	0.09%	07/01/20	131,500,000
77,000,000	The Bank of Nova Scotia Dated 6/30/2020, To be repurchased at $77,000,150 (collateralized by $76,671,542 par amount of U.S. Treasury Bonds and U.S. Treasury Notes, 0.13% to 5.5%; due 04/15/21 to 08/15/47; Total Fair Value $78,540,154)	0.07%	07/01/20	77,000,000
	Total Repurchase Agreements (Cost $658,260,000)			658,260,000
	Total Investments in Securities – 99.9% (Cost $1,788,964,291)			1,788,964,291
	Other Assets in excess of Liabilities – 0.1%			2,373,683
	Net Assets – 100.0%			$1,791,337,974
	Net Asset Value Per Participation Certificate			$1.00

(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable rate security. The rate shown is the rate in effect at June 30, 2020. The rate floats based upon the published reference rate and spread disclosed in the Portfolio of Investments.
(3)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.

LIBOR London Interbank Offered Rate

SOFR Secured Overnight Financing Rate

See accompanying notes to financial statements.

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2020

Par Value	Issuer	Interest Rate	Maturity	Fair Value
TOTAL INVESTMENTS – 87.5%
U.S. TREASURY OBLIGATIONS – 23.1% (1)
$5,000,000	U.S. Treasury Bill	0.11%	07/07/20	$4,999,901
4,000,000	U.S. Treasury Bill	0.12%	07/09/20	3,999,898
3,000,000	U.S. Treasury Bill	0.10%	07/14/20	2,999,881
8,000,000	U.S. Treasury Bill	0.13%	07/28/20	7,999,205
2,000,000	U.S. Treasury Bill	0.13%	07/30/20	1,999,791
5,000,000	U.S. Treasury Bill	0.13%	10/06/20	4,998,181
2,000,000	U.S. Treasury Bill	0.16%	11/27/20	1,998,634
1,000,000	U.S. Treasury Bill	0.18%	03/25/21	998,776
	Total U.S. Treasury Obligations (Cost $29,994,335)			29,994,267

BANK OBLIGATIONS – 21.2%
CERTIFICATES OF DEPOSIT – 0.4%
500,000	Bank Of America NA (2) (3 Month USD LIBOR + 0.15%)	0.46%	07/06/21	500,000
				500,000
EURO CERTIFICATES OF DEPOSIT – 2.3% (1)
1,000,000	Credit Industriel Et Commercia, UK	1.92%	09/04/20	999,797
1,000,000	Credit Industriel Et Commercia, UK	0.66%	11/13/20	999,154
1,000,000	Mitsubishi UFJ Trust And Banking Co.	0.37%	10/02/20	999,243
				2,998,194
YANKEE CERTIFICATES OF DEPOSIT – 18.5%
1,000,000	Bank of Montreal, Chicago (2) (3 Month USD LIBOR + 0.14%)	0.53%	11/18/20	1,000,532
1,500,000	Bank of Nova Scotia, Houston (2) (1 Month USD LIBOR + 0.23%)	0.42%	08/17/20	1,500,180
1,000,000	Bank of Nova Scotia, Houston (2) (1 Day USD SOFR + 0.45%)	0.53%	10/23/20	1,000,493
1,000,000	Bank Of Nova Scotia, Houston (2) (3 Month USD LIBOR + 0.10%)	0.55%	02/08/21	1,000,301
1,000,000	BNP Paribas SA, New York (2) (3 Month USD LIBOR + 0.06%)	0.60%	02/05/21	999,881
500,000	Canadian Imperial Bank of Commerce, New York (2) (3 Month USD LIBOR + 0.14%)	0.45%	07/23/21	500,000
1,000,000	Lloyds Bank Corporate Markets PLC, New York	1.10%	08/24/20	1,001,294
1,500,000	Mizuho Bank Ltd., New York (2) (3 Month USD LIBOR + 0.10%)	1.53%	10/01/20	1,500,455
1,500,000	Mizuho Bank Ltd., New York (2) (3 Month USD LIBOR + 0.11%)	0.43%	12/18/20	1,500,140
500,000	Nordea Bank ABP, New York (2) (3 Month USD LIBOR + 0.12%)	0.42%	06/09/21	500,000

See accompanying notes to financial statements.

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2020 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value
BANK OBLIGATIONS (continued)
YANKEE CERTIFICATES OF DEPOSIT (continued)
$2,000,000	Nordea Bank APB, New York (2) (3 Month USD LIBOR + 0.10%)	0.41%	09/10/20	$2,000,583
2,000,000	Oversea Chinese Banking Corp. Ltd., New York	0.25%	10/09/20	1,999,921
2,000,000	Sumitomo Mitsui Banking Corp., New York	0.30%	09/21/20	2,000,258
1,000,000	Sumitomo Mitsui Banking Corp., New York (2) (3 Month USD LIBOR + 0.10%)	0.41%	12/23/20	1,000,000
1,500,000	Sumitomo Mitsui Trust Bank Ltd., New York	0.30%	09/10/20	1,500,246
1,000,000	Svenska Handelsbanken AB, New York (2) (3 Month USD LIBOR + 0.15%)	1.37%	10/15/20	1,000,486
1,000,000	Svenska Handelsbanken AB, New York (2) (1 Month USD LIBOR + 0.25%)	1.23%	01/04/21	1,000,708
1,000,000	Toronto Dominion Bank, New York (2) (1 Day USD SOFR + 0.31%)	0.39%	07/16/20	1,000,027
1,000,000	Toronto Dominion Bank, New York	2.17%	07/29/20	1,001,611
1,000,000	Westpac Banking Corp., New York (2) (3 Month USD LIBOR + 0.15%)	0.46%	12/09/20	1,000,573
				24,007,689
	Total Bank Obligations (Cost $27,494,036)			27,505,883
CORPORATE DEBT – 31.0%
COMMERCIAL PAPER – 31.0%
ASSET BACKED SECURITIES – 13.3% (3)
2,000,000	Bedford Row Funding Corp. (1)	0.11%	07/02/20	1,999,990
1,000,000	Chariot Funding LLC (1)	0.30%	09/08/20	999,689
2,500,000	Chariot Funding LLC (1)	0.24%	09/11/20	2,499,204
2,000,000	Crown Point Capital Co. LLC (1)	0.32%	10/02/20	1,998,621
2,000,000	Glencove Funding LLC (2) (1 Week USD LIBOR +0.12%)	0.23%	11/30/20	2,000,000
1,300,000	Kells Funding LLC (1)	0.24%	08/11/20	1,299,867
1,000,000	Kells Funding LLC (1)	0.23%	09/10/20	999,608
1,000,000	Nieuw Amsterdam Receivables Corp. (1)	1.73%	07/02/20	999,995
1,000,000	Old Line Funding LLC (1)	0.31%	01/04/21	998,689
1,000,000	Sheffield Receivables Corp. LLC (1)	0.25%	08/31/20	999,519
1,500,000	Sheffield Receivables Corp. LLC (1)	0.32%	09/14/20	1,499,148
1,000,000	Starbird Funding Corp (1)	0.38%	10/05/20	999,281
				17,293,611
FINANCIAL COMPANIES – 17.7%
2,000,000	BNG Bank NV (1) (3)	1.56%	07/31/20	1,999,905
1,000,000	BNP Paribas, New York (1)	0.43%	12/11/20	998,702
1,000,000	BPCE SA (1) (3)	0.49%	12/01/20	999,012
2,000,000	DBS Bank Ltd. (1) (3)	0.26%	09/17/20	1,999,201

See accompanying notes to financial statements.

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2020 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value
CORPORATE DEBT (continued)
COMMERCIAL PAPER (continued)
FINANCIAL COMPANIES (continued)
$1,000,000	Dexia Credit Local SA (1) (3)	0.36%	10/13/20	$999,475
500,000	DNB Bank ASA (2) (3) (3 Month USD LIBOR + 0.10%)	0.40%	06/25/21	500,000
2,000,000	Federation Des Caisses Desjardins Du Quebec (1) (3)	1.79%	07/16/20	1,999,910
2,000,000	Mitsubishi UFJ Trust And Banking Co. (1) (3)	0.27%	09/08/20	1,999,117
1,000,000	National Australia Bank Ltd. (2) (3) (1 Month USD LIBOR + 0.23%)	0.42%	08/20/20	1,000,298
1,000,000	National Australia Bank Ltd. (2) (3) (3 Month USD LIBOR + 0.12%)	0.43%	12/09/20	1,000,441
3,000,000	NRW Bank (1) (3)	0.10%	07/06/20	2,999,940
1,000,000	Societe Generale SA (2) (3) (3 Month USD LIBOR + 0.10%)	0.42%	03/19/21	999,641
1,500,000	Suncorp Metway Ltd. (1) (3)	0.34%	12/09/20	1,496,679
1,000,000	Swedbank AB (1)	1.32%	09/03/20	999,717
1,000,000	Swedbank AB (1)	0.33%	10/19/20	999,349
1,000,000	UBS AG, London (2) (3) (3 Month USD LIBOR + 0.08%)	0.84%	01/28/21	999,942
1,000,000	Westpac Securities NZ Ltd. (2) (3) (3 Month USD LIBOR + 0.07%)	1.17%	01/22/21	1,000,111
				22,991,440
	Total Commercial Paper			40,285,051
	Total Corporate Debt (Cost $40,274,661)			40,285,051
NON-U.S. SUB-SOVEREIGN – 5.4% (1)
1,000,000	Alberta (Province of) (3)	0.33%	11/09/20	999,083
1,000,000	CDP Financial Inc. (3)	0.28%	11/03/20	999,412
3,000,000	European Investment Bank	1.15%	09/01/20	2,999,459
2,000,000	Ontario Teachers Finance Trust (3)	1.80%	08/04/20	1,999,792
	TOTAL NON-U.S. SUB-SOVEREIGN (Cost $6,988,485)			6,997,746
TIME DEPOSITS – 6.8%
3,900,000	Credit Agricole Corporate and Investment Bank SA	0.08%	07/01/20	3,900,000
2,000,000	Mizuho Bank Ltd., New York	0.09%	07/01/20	2,000,000
3,000,000	Skandinaviska Enskilda Banken AB, New York	0.08%	07/01/20	3,000,000
	Total Time Deposits (Cost $8,900,000)			8,900,000
	Total Investments – 87.5% (Cost $113,651,517)			113,682,947

See accompanying notes to financial statements.

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2020 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value
REPURCHASE AGREEMENTS – 11.9%
$1,000,000	Bank of America Securities Inc. (2) (1 Day USD SOFR + 0.20%) Dated 6/30/20, To be repurchased at $1,000,008 (collateralized by $997,208 par amount of an Asset Backed Security, 2.09%; due 3/15/27; Total Fair Value $1,070,001)	0.28%	07/01/20	$1,000,000
1,000,000	BNP Paribas Securities Co. Dated 6/30/20, To be repurchased at $1,000,002 (collateralized by $1,000,016 par amount of a U.S. Treasury Note and U.S. Treasury Strip, 0.00% to 0.13%; due 6/30/22 to 5/15/31; Total Fair Value $1,020,016)	0.07%	07/01/20	1,000,000
3,000,000	J.P. Morgan Chase & Co. Dated 6/30/20, To be repurchased at $3,000,008 (collateralized by $2,989,597 par amount of Government National Mortgage Association, 2.50% to 5.50%; due 11/20/27 to 6/1/50; Total Fair Value $3,088,869)	0.09%	07/01/20	3,000,000
1,000,000	J.P. Morgan Chase & Co. (2) (1 Day USD SOFR + 0.12%) Dated 6/30/20, To be repurchased at $1,000,006 (collateralized by $997,677 par amount of a Federal National Mortgage Backed Security and Government National Mortgage Association, 3.00%; due 01/20/43 to 05/25/46; Total Fair Value $1,050,010)	0.20%	07/01/20	1,000,000
1,500,000	J.P. Morgan Chase & Co. (2) (1 Day USD SOFR + 0.18%) Dated 6/30/20, To be repurchased at $1,500,011 (collateralized by $1,496,260 par amount of Collateralized Mortgage Obligations, 3.12% to 4.63%; 10/18/47 to 2/17/50; Total Fair Value $1,605,001)	0.26%	07/01/20	1,500,000

See accompanying notes to financial statements.

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2020 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value
REPURCHASE AGREEMENTS (continued)
$8,000,000	TD Securities (USA), LLC Dated 6/30/20, To be repurchased at $8,000,020 (collateralized by $7,976,235 par amount of Freddie Mac Gold Participating Certificates, 3.00% to 7.50%; due 5/1/30 to 4/1/50; Total Fair Value $8,240,000)	0.09%	07/01/20	$8,000,000
	Total Repurchase Agreements (Cost $15,500,000)			15,500,000
	Total Investments in Securities – 99.4% (Cost $129,151,517)			129,182,947
	Other Assets in excess of Liabilities – 0.6%			802,698
	Net Assets – 100.0%			$129,985,645
	Net Asset Value Per Participation Certificate			$1.0004

(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable rate security. The rate shown is the rate in effect at June 30, 2020. The rate floats based upon the published reference rate and spread disclosed in the Portfolio of Investments.
(3)	Securities exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid.

LIBOR London Interbank Offered Rate

SOFR Secured Overnight Financing Rate

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Assets and Liabilities (Unaudited) June 30, 2020

	Government Portfolio		Money Market Portfolio
ASSETS
Investments at amortized cost, and fair value, respectively	$1,130,704,291	(1)	$113,682,947
Repurchase Agreements, at cost, which approximates fair value	658,260,000		15,500,000
Cash	1,065,022		803,736
Accrued interest receivable	371,527		42,061
Receivable for securities sold	3,004,153		—
Other assets	38,495		8,085
Total Assets	1,793,443,488		130,036,829

LIABILITIES
Payable for securities purchased	1,874,055		—
Accrued expenses payable
Investment advisory fees (Note 4)	38,900		3,736
Administration fees (Note 4)	72,755		3,947
Custodian fees (Note 4)	37,661		7,326
Transfer agent fees (Note 4)	3,852		10,667
Director fees	33,646		4,772
Other liabilities	44,645		20,736
Total Liabilities	2,105,514		51,184
NET ASSETS	$1,791,337,974		$129,985,645

NET ASSETS CONSIST OF:
Paid-in Capital	$1,791,024,799		$129,956,504
Distributable Earnings	313,175		29,141

TOTAL NET ASSETS	$1,791,337,974		$129,985,645
Total Participation Certificates (PCs) outstanding (3 billion authorized for each Portfolio, $0.001 Par Value)	1,791,024,799		129,933,630
Net Asset Value Per PC (net assets/PCs outstanding)	$1.00		$1.0004
Investments in securities, at cost	$1,788,964,291		$129,151,517

(1)Investments, at amortized cost, which approximates fair value.

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Operations (Unaudited) For the Six Months Ended June 30, 2020

	Government Portfolio	Money Market Portfolio
INTEREST INCOME	$6,023,144	$980,765

EXPENSES
Investment advisory and servicing fees (Note 4)	906,512	154,970
Administration fees (Note 4)	372,178	38,739
Custodian fees (Note 4)	67,548	19,732
Audit and tax fees	13,424	13,424
Transfer agent fees (Note 4)	6,123	13,279
Fund compliance fees	29,523	3,894
Printing fees	10,753	3,805
Insurance expense	23,666	3,608
Legal fees	25,914	3,057
Trustee expense	15,186	1,812
S&P Rating fees	10,574	1,787
Miscellaneous	9,022	3,953
Total Expenses	1,490,423	262,060
Less fees waived and/or reimbursed (Note 4)	(746,068)	(126,475)
Net Expenses	744,355	135,585

NET INVESTMENT INCOME	5,278,789	845,180

NET REALIZED GAIN/(LOSS) ON SECURITIES SOLD	283,717	(1,042)

NET CHANGE IN UNREALIZED APPRECIATION ON SECURITIES	—	6,911

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,562,506	$851,049

See accompanying notes to financial statements.

Government Portfolio Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$5,278,789	$23,886,978
Net realized gain on securities sold	283,717	190,074
Net increase in net assets resulting from operations	5,562,506	24,077,052

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From total distributable earnings $0.0038 and $0.0214 per PC, respectively	(5,278,789)	(24,058,149)
Net decrease in net assets from dividends and distributions to PC Holders	(5,278,789)	(24,058,149)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	4,882,772,198	11,440,950,193
Reinvestment of dividends	4,556,151	20,334,217
Cost of PCs repurchased	(4,551,846,114)	(10,757,383,516)
Net increase in net assets resulting from capital transactions	335,482,235	703,900,894
Total increase in net assets	335,765,952	703,919,797

NET ASSETS:
Beginning of period	1,455,572,022	751,652,225
End of period	$1,791,337,974	$1,455,572,022

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	4,882,772,198	11,440,950,193
Reinvestments of dividends	4,556,151	20,334,217
PCs repurchased	(4,551,846,114)	(10,757,383,516)
Net increase in PC’s outstanding	335,482,235	703,900,894

See accompanying notes to financial statements.

Money Market Portfolio Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$845,180	$4,499,190
Net realized gain/(loss) on securities sold	(1,042)	17,710
Net change in unrealized appreciation on securities	6,911	29,229
Net increase in net assets resulting from operations	851,049	4,546,129

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From total distributable earnings $0.0048 and $0.0224 per PC, respectively	(845,195)	(4,518,357)
Net decrease in net assets from dividends and distributions to PC Holders	(845,195)	(4,518,357)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	143,350,000	484,186,241
Reinvestment of dividends	519,605	2,834,047
Cost of PCs repurchased	(218,746,466)	(549,815,979)
Net decrease in net assets resulting from capital transactions	(74,876,861)	(62,795,691)
Total decrease in net assets	(74,871,007)	(62,767,919)

NET ASSETS:
Beginning of period	204,856,652	267,624,571
End of period	$129,985,645	$204,856,652

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	143,349,228	484,162,230
Reinvestments of dividends	519,508	2,833,949
PCs repurchased	(218,807,279)	(549,789,249)
Net decrease in PC’s outstanding	(74,938,543)	(62,793,070)

See accompanying notes to financial statements.

Government Portfolio Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months Ended 6/30/20 (Unaudited)		Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0038		0.0213	0.0177	0.0079	0.0022	0.0002
Net Realized Gain (Loss) on Investments	—	(1)	0.0001	— (1)	— (1)	—	—
Total From Investment Operations	0.0038		0.0214	0.0177	0.0079	0.0022	0.0002

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0038)		(0.0214)	(0.0177)	(0.0079)	(0.0022)	(0.0002)
Total Dividends and Distributions	(0.0038)		(0.0214)	(0.0177)	(0.0079)	(0.0022)	(0.0002)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return *	0.38%		2.16%	1.78%	0.79%	0.22%	0.02%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,791,338		$1,455,572	$751,652	$707,980	$401,662	$102,110
Ratio of Net Expenses to Average Net Assets (2)	0.10	%**	0.10%	0.10%	0.10%	0.10%	0.07%
Ratio of Net Investment Income to Average Net Assets (3)	0.71	%**	2.11%	1.78%	0.81%	0.23%	0.02%

*	Not Annualized

**	Annualized

(1)	Less than $0.0001 per share.

(2)	Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.20% annualized for six months ended June 30, 2020 and 0.22%, 0.23%, 0.28%, 0.31% and 0.34% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(3)	Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been 0.61% annualized for six months ended June 30, 2020 and 1.99%, 1.65%, 0.63%, 0.02% and (0.25)% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See accompanying notes to financial statements.

Money Market Portfolio Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months Ended 6/30/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		12/31/19	12/31/18	12/31/17	12/31/16*	12/31/15
Net Asset Value, Beginning of Period	$0.9999		$0.9998	$0.9998	$0.9999	$1.0000	$1.00

Investment Operations:
Net Investment Income	0.0048		0.0223	0.0191	0.0080	0.0030	0.0006
Net Realized and Unrealized Gain (Loss) on Investments	0.0005		0.0002	— (1)	(0.0001)	0.0001	0.0001
Total From Investment Operations	0.0053		0.0225	0.0191	0.0079	0.0031	0.0007

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0048)		(0.0224)	(0.0191)	(0.0080)	(0.0032)	(0.0007)
Total Dividends and Distributions	(0.0048)		(0.0224)	(0.0191)	(0.0080)	(0.0032)	(0.0007)
Net Asset Value, End of Period	$1.0004		$0.9999	$0.9998	$0.9998	$0.9999	$1.00
Total Return **	0.53%		2.28%	1.93%	0.78%	0.32%	0.07%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$129,986		$204,857	$267,625	$65,062	$37,470	$194,735
Ratio of Net Expenses to Average Net Assets (2)	0.18	%***	0.18%	0.18%	0.18%	0.18%	0.17%
Ratio of Net Investment Income to Average Net Assets (3)	1.09	%***	2.26%	1.93%	0.88%	0.29%	0.05%

*	Beginning October 11, 2016, the Money Market Portfolio transacts at a floating NAV per share that uses four decimal-place precision (see Note 2).

**	Not Annualized

***	Annualized

(1)	Less than $0.0001 per share.

(2)	Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.34% annualized for the six months ended June 30, 2020 and 0.32%, 0.36%, 0.57%, 0.33% and 0.31% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(3)	Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been 0.93% annualized for six months ended June 30, 2020 and 2.11%, 1.75%, 0.49%, 0.14% and (0.08)% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2020

Note 1. Organization

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act’’), as an open-end management investment company and is organized as a Maryland Corporation governed by a Board of Trustees (the “Board of Trustees” or the “Board”). The Fund consists of two portfolios: the Government Portfolio and the Money Market Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a “diversified” series of the Fund, as that term is defined under the 1940 Act. The assets and liabilities of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which Participation Certificates (“PCs”) are held.

Government Portfolio — a government money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations and repurchase agreements relating to such obligations.

Money Market Portfolio — an institutional prime money market fund which seeks a high level of current income and stability of principal by investing in a broad range of U.S. dollar-denominated money market instruments, including U.S. Government obligations, repurchase agreements and U.S. and foreign bank and commercial obligations.

The Fund’s prospectus provides a description of each Portfolio’s investment objective, principal investment strategies, and principal risks.

Indemnification

In the normal course of business, the Fund may enter into contracts under which it has general indemnification obligations. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2. Significant Accounting Policies

The Fund follows accounting and reporting guidance in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The following is a summary of significant accounting policies followed by the Fund.

Portfolio Classification and Valuation: On October 14, 2014, amendments to Rule 2a-7 under the 1940 Act took effect and effectively created three categories of money market funds: Government, Retail and Institutional. Rule 2a-7 provides that Government and Retail money market funds may seek to transact at a stable $1.00 net asset value (“NAV”) per share and use amortized cost to value their portfolio holdings, subject to certain conditions. Institutional money market funds are required to “float” their NAV per share by pricing their shares to four decimal places (e.g., $1.0000) and valuing their portfolio securities using fair value rather than amortized cost (except as noted below). In addition, pursuant to the amended rules, the Money Market Portfolio has adopted policies and procedures for the imposition of liquidity fees or redemption gates under certain conditions. The Money Market Portfolio’s floating NAV and liquidity fee/redemption gate policy took effect on October 11, 2016.

The Government Portfolio operates as a Government money market fund and accordingly: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities or instruments issued or guaranteed as to principal and interest by the United States or certain U.S. Government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully by U.S. Government obligations or cash; (2) uses amortized cost, which approximates fair value, to value its portfolio securities and seeks to transact at a stable $1.00 NAV per PC; and (3) has elected not to provide for the imposition of liquidity fees and redemption gates at this time as permitted under the amended rules.

The Money Market Portfolio operates as an Institutional money market fund and accordingly: (1) is limited to institutional investors; (2) utilizes market-based prices to value its portfolio holdings, except to the extent that market information is not readily available or deemed by the investment advisor to be unreliable in which case the portfolio holding is valued pursuant to procedures approved by the Board; (3) as of October 11, 2016, transacts at a floating NAV per PC that uses four decimal place precision (e.g., $1.0000) (except that the Portfolio may use amortized cost to value short-term investments with remaining maturities of 60 days or less, subject to the investment advisor’s determination that such valuations represent the securities’ fair value which is further subject to Board oversight); and (4) has adopted policies and procedures to impose liquidity fees of up to 2% of the value of the PC’s redeemed and/or temporarily suspend redemptions in the event that the Portfolio’s weekly liquid assets were to fall below designated thresholds, subject to the Board’s, including a majority of the Trustees who are not “interested persons” of the Portfolio as defined in the 1940 Act (the “Independent Trustees”), determination that such action is in the best interest of the Portfolio. The Money Market Portfolio calculates its NAV three times daily, at 8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern time on each Business Day.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2020

(Continued)

Investments in other open-end management investment companies, if held, are valued based on the NAV of the management investment companies (which are to be determined pursuant to procedures discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

Securities Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage-backed securities are recorded as interest income on the Statements of Operations. Interest income is recorded on an accrual basis. Market discounts and premiums on securities purchased are amortized on an effective yield basis over the estimated lives of the respective securities for the Portfolios.

Dividends and Distributions to Participation Certificate Holders: Dividends from net investment income of the Portfolios are declared daily and paid monthly. The Government Portfolio and the Money Market Portfolio intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short and long-term capital gains, if any, throughout each year. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

Federal Income Taxes: No provision is made for federal income taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its net investment income to Participation Certificate holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2020, the Fund did not have any interest or penalties associated with the underpayment of any federal or state income taxes.

Repurchase Agreements: Under a repurchase agreement, a counterparty sells a security to a Portfolio and agrees to repurchase the subject security at an agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of Portfolio investments. The repurchase agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian, sub-custodian or an authorized securities depository. For the Government Portfolio, collateral consists of U.S. Government and U.S. Government agency securities, and for the Money Market Portfolio, collateral consists of obligations of issuers in the financial services industry. The market value of repurchase agreement collateral must be maintained, on a daily basis, at an amount equal to at least 100% of the repurchase price of the securities subject to the repurchase agreement plus accrued interest. Upon an event of default under the terms of the Master Repurchase Agreement, both parties have the right to set-off. If the seller defaults or enters into an insolvency proceeding, liquidation of the collateral by the purchaser may be delayed or limited. As of June 30, 2020, the Government Portfolio and the Money Market Portfolio held repurchase agreements, which are included under “Repurchase Agreements, at cost, which approximates fair value” in the Statements of Assets and Liabilities. The value of the related collateral that the Portfolios hold for each of their repurchase agreements is disclosed in the Schedules of Investments for the Portfolio and exceeded the value of the corresponding repurchase agreement at June 30, 2020.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2020

(Continued)

Expenses: Expenses are recorded on an accrual basis. Each Portfolio pays the expenses that are directly related to its operations, such as investment advisory and servicing fees, custodian fees, and transfer agent fees. Expenses incurred by the Fund on behalf of each Portfolio, such as trustee expenses or legal fees, are allocated among each of the Portfolios either proportionately based upon the Portfolios’ relative net assets or using another reasonable basis such as equally across each Portfolio, depending on the nature of the expense.

Liquidity Fees: For the Money Market Portfolio, any liquidity fees imposed on the value of shares redeemed, in the event that the Portfolio’s weekly liquid assets fall below designated thresholds, are retained by the Portfolio for the benefit of the Portfolio’s remaining shareholders and are recorded as paid-in-capital.

Management Estimates: The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, and that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. Fair Value Measurement

Fair Value Measurement: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are categorized into three levels as described in the hierarchy below:

•	Level 1	–	quoted prices in active markets for identical securities

•	Level 2	–	other significant observable inputs (including amortized cost, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Fixed-income securities held within the Money Market Portfolio are generally valued at fair value (Valuation Approach) using price evaluations provided by an independent pricing service (Level 2) which may use the following inputs/techniques: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers, and reference data, including market research publications. Fixed-income securities held within the Government Portfolio are valued at amortized cost (Cost Approach), which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost valuation method, an investment is valued initially at its cost, and thereafter, a proportionate accretion of the discount or amortization of the premium is applied to the investment’s valuation each day until maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the proportionate accretion is added to the investment’s valuation each day; if the initial cost exceeds the amount payable at maturity (a “premium”), then the proportionate amortization is subtracted from the investment’s valuation each day. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)
June 30, 2020
(Continued)

As of June 30, 2020, the hierarchical input levels of each Portfolio’s investment holdings, by type of security or financial instrument, is set forth in the table below.

	Total Fair Value at June 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Government Portfolio
U.S. Treasury Obligations	$548,100,029	$—	$548,100,029	$—
Agency Obligations	582,604,262	—	582,604,262	—
Repurchase Agreements	658,260,000	—	658,260,000	—
	$1,788,964,291	$—	$1,788,964,291	$—
Money Market Portfolio
U.S. Treasury Obligations	$29,994,267	$—	$29,994,267	$—
Bank Obligations	27,505,883	—	27,505,883	—
Corporate Debt	40,285,051	—	40,285,051	—
Non-US Sub-Sovereign	6,997,746	—	6,997,746	—
Time Deposits	8,900,000	—	8,900,000	—
Repurchase Agreements	15,500,000	—	15,500,000	—
	$129,182,947	$—	$129,182,947	$—

The fair value of investments may differ significantly from the values that would have been used had quoted prices in active markets for identical securities existed for such investments and may differ significantly from the values the Portfolios’ ultimately realize. Further, certain investments may be subject to legal and other restrictions on resale or otherwise may be less liquid than publicly and/or actively traded securities.

The fair value hierarchy levels assigned to a Portfolio’s investments are not necessarily an indication of the risk associated with investing in those securities.

Note 4. Transactions with Affiliates and Related Parties and Other Fee Arrangements

The Fund has entered into agreements for investment advisory and service agent, distribution, administrative, custodian and transfer agent services, and certain other management services, as follows:

BCS Financial Services Corporation (the “Administrator”), serves as the Fund’s Administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of the Administrator are also Officers of the Fund. All Fund Officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays the Administrator a fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.

BlackRock Advisors, LLC (“BALLC”), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Portfolios’ investment advisor and service agent. As servicing agent, BALLC maintains the financial accounts and records, and computes the NAV and net income for both Portfolios. BALLC subcontracts certain administrative services to BNY Mellon Investment Servicing (U.S.), Inc. (“BNY Mellon Investment Servicing”). As compensation for its services, the Government Portfolio and the Money Market Portfolio each pay BALLC a fee, computed daily and paid monthly based upon the following annualized percentages of the average daily net assets of the Portfolio: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)

June 30, 2020

(Continued)

BALLC has agreed to reduce the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Government Portfolio and Money Market Portfolio so that they individually do not exceed 0.30% of each Portfolio’s average daily net assets for the year. In addition, (i) BALLC and the Administrator have agreed to waive fees such that the Government Portfolio’s ordinary operating expenses do not exceed 0.10% of the Portfolio’s average daily net assets; (ii) BALLC has agreed to waive fees to cap the total expenses of the Money Market Portfolio at 0.175% of the average daily net assets up to $1 billion, 0.16% of the average daily net assets between $1 billion and $2 billion, and 0.155% of the average daily net assets above $2 billion; and (iii) the Administrator has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio (collectively, “other fee waivers”).

For the Government Portfolio and the Money Market Portfolio, the Administrator has further agreed that if for any day, after giving effect to all expenses and other fee waivers, including without limitation any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator shall waive that portion of its fees or all fees for such day so that after giving effect to such waiver and the other fee waivers, either the portfolio yield for such day would be not less than 0.01% or the Administrator would have waived all of its fees for such day. BALLC has further agreed that if for any day, after giving effect to any other fee waivers and the Administrator fee waiver, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees or all fees for such day so that after giving effect to such waiver, the other fee waivers and the Administrator fee waiver, either the portfolio yield for such day would be not less than 0.01% or BALLC would have waived all of its fees for such day. The Administrator and BALLC cannot terminate any of the fee waivers disclosed herein prior to May 1, 2021 without the consent of the Board. BALLC and the Administrator will not recoup from the Portfolios any previously waived fees or reimbursed expenses in any subsequent years.

BALLC and the Administrator have also entered into an agreement which guarantees BALLC a minimum annual fee. Neither the Fund nor the Portfolios are a party to, or financially responsible for, this minimum fee agreement.

As a result of the foregoing waivers, for the six months ended June 30, 2020, the Administrator waived $217,718 and $7,748 which the Administrator was otherwise entitled to as the fees for its services as Administrator for the Government Portfolio and the Money Market Portfolio, respectively. BALLC waived $528,350 and $118,727 of its investment advisory fees for the Government Portfolio and the Money Market Portfolio, respectively, for the six months ended June 30, 2020.

The Bank of New York Mellon (the “Custodian”) acts as custodian of the Fund’s assets and BNY Mellon Investment Serving (US) Inc. (previously defined as “BNY Mellon Investment Servicing”) acts as the Fund’s accounting agent, transfer agent and dividend disbursing agent. Both the Custodian and BNY Mellon Investment Servicing are wholly–owned subsidiaries of The Bank of New York Mellon Corporation. The Custodian and BNY Mellon Investment Servicing earn fees from the Portfolios for serving in these capacities.

Foreside Fund Services, LLC (the “Distributor”) is the Fund’s distributor. The Distributor is neither affiliated with the Administrator, BALLC, The Bank of New York Mellon Corporation nor their affiliated companies. The Fund does not have a distribution plan under Rule 12b-1 of the 1940 Act; accordingly, the Distributor receives no compensation from the Fund for its distribution services.

Pursuant to a Fund Chief Compliance Officer Agreement with the Fund, Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer to the Fund as well as compliance support functions. FFOS is paid a fee plus out of pocket expenses for the services provided, which is paid monthly in arrears by the Fund.

Pursuant to a Fund Chief Financial Officer/Treasurer Agreement with the Fund, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor and FFOS, provides a Treasurer and Principal Financial Officer Services to the Fund. FMS is paid an annual fee plus out of pocket expenses for these services, which are paid by the Administrator.

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)

June 30, 2020

(Continued)

Note 5. Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios’ tax returns are subject to examination by federal, state and local jurisdictions, where applicable, for the last three years.

The tax character of distributions paid by the Portfolios during the years ended December 31, 2019 and 2018 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gains
Government Portfolio
2019	$24,058,149	$—
2018	15,976,322	—

Money Market Portfolio
2019	$4,518,357	$—
2018	3,018,425	—

As of December 31, 2019, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings
Government Portfolio	$29,490	$—	$(32)	$—	$29,458
Money Market Portfolio	—	—	24,519	(1,232)	23,287

As of December 31, 2019, the Government Portfolio and the Money Market Portfolio had no capital loss carryforwards.

For the Money Market Portfolio, the aggregate cost basis of securities for U.S. federal income tax purposes was $129,151,517. As of June 30, 2020, the Money Market Portfolio had net unrealized appreciation of $31,430, which consisted of aggregate gross unrealized appreciation of $33,279 and aggregate gross unrealized depreciation of $1,849. For the Government Portfolio, the aggregate cost basis of securities for U.S. federal income tax purposes was $1,788,964,291.

Note 6. Principal Risks

Credit Risk — Credit risk is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with corporate debt securities presenting somewhat higher credit risk. Credit quality ratings published by a nationally recognized rating agency are widely accepted measures of credit risk. The lower a security is rated by such a rating agency, the more credit risk it is considered to represent. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Portfolio’s investment in that issuer.

Floating Net Asset Value Risk (Money Market Portfolio Only) — The NAV of the Money Market Portfolio floats, fluctuating with changes in the values of the Portfolio’s securities, and as a result the Portfolio will not maintain a constant net asset value per share. The value of the Portfolio’s Participation Certificates will be calculated to four decimal places.

Income Risk — Each Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down in response to changes in interest rates by a greater amount than the market price of shorter-term securities. Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period Participation Certificate holders own an interest in a Portfolio.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2020

(Continued)

During periods of very low or negative interest rates, a Portfolio may be unable to maintain positive returns. Certain countries have recently experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates magnifies interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from a Portfolio’s performance to the extent the Portfolio is exposed to such interest rates.

LIBOR Transition Risk — Certain instruments in which a Portfolio may invest rely in some fashion upon the London Interbank Offered Rate (LIBOR). The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away from LIBOR on a Portfolio or on certain instruments in which a Portfolio invests are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition may also result in a reduction in the value of certain instruments held by a Portfolio. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolios invest will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, including factors that affect certain countries, regions, markets, or sectors to which the issuer is not directly exposed. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Portfolio and its investments. For example, the novel coronavirus known as COVID-19, which first emerged in the U.S. in January 2020, has resulted in, among other things, significant stressors and operational changes or closures to healthcare providers, national borders, businesses and schools, supply chains and customer activity. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a Portfolio’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Selection risk is the risk that the securities selected by the Investment Adviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Prepayment Risk (Money Market Portfolio Only) — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, a Portfolio’s reinvestment of the prepayment proceeds will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Stable Net Asset Value Risk (Government Portfolio Only) — The Portfolio may not be able to maintain a stable net asset value (“NAV”) of $1.00 per Participation Certificate at all times. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio, along with other money market funds, could be subject to increased redemption activity.

Variable and Floating Rate Investment Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities in response to changes in a referenced interest rate. Any lag in time between changes in the referenced interest rate and the security’s next interest rate adjustment can be expected to impact the security’s value either positively (if interest rates are decreasing) or negatively (if interest rates are increasing). The interest rate on a variable or floating rate security is ordinarily determined by reference to, or is a percentage of, an objective standard such as LIBOR, a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit.

Note 7. New Accounting Pronouncement

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2020

(Concluded)

The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

Note 8. Subsequent Events

Management has evaluated the impact of all Portfolio-related events that occurred subsequent to June 30, 2020, through the date the financial statements were issued, and has determined that there were no subsequent events that require revision or disclosure in the financial statements.

Plan Investment Fund, Inc.

Fund Expense Examples

(Unaudited)

June 30, 2020

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended June 30, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Government Portfolio

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Six Months Ended June 30, 2020
Actual	$1,000.00	$1,003.80	$0.50
Hypothetical (5% return before expenses)	$1,000.00	$1,024.37	$0.50

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Money Market Portfolio

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Six Months Ended June 30, 2020*
Actual	$1,000.00	$1,005.30	$0.90
Hypothetical (5% return before expenses)	$1,000.00	$1,023.97	$0.91

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

June 30, 2020

Government Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Repurchase Agreements	36.8%	$658,260,000
Agency Obligations	32.5	582,604,262
U.S. Treasury Obligations	30.6	548,100,029
Total Investments in Securities	99.9%	$1,788,964,291
Other Assets in excess of Liabilities	0.1%	2,373,683
Net Assets	100.0%	$1,791,337,974

Estimated Maturity Information

Maturity Information (1)	Par Value	% of Portfolio
1-7 days	$894,625,022	50.0%
8-14 days	81,265,000	4.5
15-30 days	276,290,000	15.4
31-60 days	164,740,000	9.2
61-90 days	172,675,000	9.7
91-120 days	71,645,000	4.0
121-150 days	40,720,000	2.3
Over 150 days	88,015,000	4.9
Total Par Value	$1,789,975,022	100.0%

Weighted Average Maturity(1)  - 37 days

(1) Maturity dates and weighted average maturity are determined pursuant to Rule 2a-7 of the 1940 Act.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

June 30, 2020

Money Market Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
U.S. Treasury Obligations	23.1%	$29,994,267
Bank Obligations - Yankee Certificates of Deposit	18.5	24,007,689
Commercial Paper - Financial Companies	17.7	22,991,440
Commercial Paper - Asset Backed Securities	13.3	17,293,611
Repurchase Agreements	11.9	15,500,000
Time Deposit	6.8	8,900,000
Non-U.S. Sub-Sovereign	5.4	6,997,746
Bank Obligations - Euro Certificates of Deposit	2.3	2,998,194
Bank Obligations - Certificates of Deposit	0.4	500,000
Total Investments in Securities	99.4%	$129,182,947
Other Assets in excess of Liabilities	0.6%	802,698
Net Assets	100.0%	$129,985,645

Estimated Maturity Information

Maturity Information (1)	Par Value	% of Portfolio
1-7 days	$38,703,736	29.8%
8-14 days	9,000,000	6.9
15-30 days	20,000,000	15.4
31-60 days	10,300,000	7.9
61-90 days	28,000,000	21.5
91-120 days	13,500,000	10.4
121-150 days	5,000,000	3.9
Over 150 days	5,500,000	4.2
Total Par Value	$130,003,736	100.0%

Weighted Average Maturity(1)  - 47 days

(1) Maturity dates and weighted average maturity are determined pursuant to Rule 2a-7 of the 1940 Act.

Plan Investment Fund, Inc.

Other Disclosures
(Unaudited)
June 30, 2020

Approval of Investment Advisory Agreement

Background and Approval Process BlackRock Advisors, LLC (the “Advisor”) serves as investment advisor to the Government Portfolio and the Money Market Portfolio (each a “Portfolio” and together, the “Portfolios”), each a series of Plan Investment Fund, Inc. (the “Fund”), pursuant to separate investment advisory agreements (each an “Advisory Agreement” and together, the “Advisory Agreements”) with the Fund. The Portfolios comprise all series of the Fund. The Advisory Agreements were initially approved by the Board of Trustees (the “Board”) of the Fund at the inception of each Portfolio for two-year terms. The Advisory Agreements continue thereafter if approved annually by the Board and by a majority of the Board members who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Fund (the “Independent Trustees”) by a vote cast in person at a meeting called for the purpose of voting on the Advisory Agreements. The Advisory Agreements for each Portfolio were most recently considered by the Board at a meeting held on March 17, 2020 (the “March Board meeting”).

Pursuant to an exemptive order granted by the SEC on March 13, 2020 (the “Exemptive Order”), the Board voted telephonically on the renewal of each Advisory Agreement at the March Board meeting, at which all Board members, including the Independent Trustees, participated by telephone and were able to hear each other simultaneously during the meeting. In determining to conduct the March Board meeting and vote on the renewal of each Advisory Agreement telephonically, the Board, including the Independent Trustees, determined that reliance on the Exemptive Order was necessary and appropriate due to the circumstances related to the current and potential effects of the COVID-19 pandemic.

As part of the annual contract review process, the Independent Trustees, through their independent legal counsel, requested and received extensive materials, including information relating to (i) the nature, extent and quality of services provided by the Advisor under the Advisory Agreements, including, but not limited to, the Advisor’s investment processes, (ii) short-term and long-term performance of each Portfolio relative to a peer group of funds, (iii) the costs of the services provided and profits realized by the Advisor with respect to the management of each Portfolio, (iv) the extent to which the Advisor has in the past or is likely in the future to experience economies of scale in connection with the management of each Portfolio, (v) the expense ratio of each Portfolio as compared with the expense ratios of a peer group of funds and (vi) any benefits to the Advisor or its affiliates from the Advisor’s relationship with the Portfolios. The Independent Trustees, through their independent legal counsel, also submitted follow-up requests for information to the Advisor to which the Independent Trustees received supplemental responses during the March Board meeting. The information provided by the Advisor in response to the Board’s requests, as well as information provided by Aon Hewitt Investment Consulting (“Aon”) and BCS Financial Services Corporation (“BCS”), administrator to the Portfolios, supplemented a variety of written materials, reports and oral presentations received by the Board throughout the year, including information regarding Portfolio performance, expense ratios, portfolio composition and risk oversight, and regulatory compliance.

At the March Board meeting, representatives of the Advisor discussed certain requested information with the Board and responded to additional questions. The Board considered the specific factors set out in case law and identified by the U.S. Securities and Exchange Commission in evaluating the Advisory Agreements. The Board used its business judgment in considering these and other relevant factors, as summarized in more detail below, and concluded that the terms of each Advisory Agreement are fair and reasonable and that the continuation of each Advisory Agreement is in the best interests of each Portfolio. In deciding to approve the renewal of each Advisory Agreement, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services As part of its decision-making process, the Board noted that the Advisor has managed the Portfolios since their inception, and the Board believes that a long-term relationship with a capable, conscientious investment advisor is in the best interests of each Portfolio. The Board also considered, generally, that Participation Certificate holders invest in a Portfolio specifically seeking the Advisor’s investment expertise and style. The Board also noted that when Participation Certificate holders invest in a Portfolio, the investors are informed of the Portfolio’s contractual advisory fee. In this connection, the Board considered, in particular, whether each Portfolio is managed in accordance with its investment objective and policies as disclosed to Participation Certificate holders. The Board concluded that the Advisor’s management of each Portfolio is consistent with the Portfolio’s investment objective and policies.

Plan Investment Fund, Inc.

Other Disclosures
(Unaudited)
June 30, 2020

(Continued)

With respect to the nature, extent and quality of services provided by the Advisor to the Portfolios, the Board considered the terms of the Advisory Agreements, including the scope of advisory services provided to the Portfolios. The Board reviewed information on the experience and qualifications of key personnel performing services for the Portfolios, as well as the organizational structure of the Advisor’s investment team. The Board also reviewed each Portfolio’s investment performance, as summarized below. The Board considered the depth and quality of the Advisor’s investment processes, the resources utilized to provide investment advisory services to the Portfolios, and the overall financial stability of the organization. In addition, the Board considered the Advisor’s compliance and risk management programs, including its cybersecurity practices and business continuity programs, and considered the Advisor’s commitment to a rigorous compliance effort and the resulting compliance by the Portfolios and the Advisor with legal requirements.

Based on its review, the Board concluded that the nature, extent and quality of services provided (and expected to be provided) to each Portfolio under each Advisory Agreement were satisfactory.

Investment Performance The Board noted that it reviews data on the short-term and long-term performance of the Portfolios in connection with each Board meeting. For the March Board meeting, the Board reviewed and considered information about the investment performance of each Portfolio through December 31, 2019, compared to a peer group of funds. The funds included within each Portfolio’s peer group of funds were compiled by BCS based on the similarity of the funds’ investment objectives and strategies to those of the Portfolio and the comparability of the funds’ asset size to that of the Portfolio, using publicly available data. The Board also reviewed and considered performance information for each Portfolio compared to its peer universe, which was provided by Aon. In reviewing this performance information, the Board made the following observations:

Government Portfolio The Government Portfolio outperformed the average and the median of its peer group of funds and its peer universe for the one-, three-, five- and ten-year periods ended December 31, 2019. The Board considered the Advisor’s statements regarding the Portfolio’s positioning as related to performance.

Money Market Portfolio The Money Market Portfolio outperformed the average and performed in line with the median of its peer group of funds for the one-year period ended December 31, 2019, and underperformed the average and median of its peer group of funds for the three-, five- and ten-year periods ended December 31, 2019. The Money Market Portfolio outperformed the average and median of its peer universe for each of the same periods. The Board noted that the peer group of funds consisted of eight other institutional prime money market funds and that as of December 31, 2019 the Money Market Portfolio had significantly less assets under management than each fund in the peer group.

The Board took into account the considerable asset-flow volatility experienced by the Portfolio in recent years and again in 2019, and considered the Advisor’s statement that such volatility creates a drag on performance. The Board also considered the Advisor’s statement regarding the impact that scale, in terms of assets under management, has on the Portfolio’s performance.

Based on its review, the Board concluded that the Advisor’s efforts and results with respect to the performance of each Portfolio were satisfactory.

Fees and Expenses The Board reviewed expense data compiled by BCS and information provided by the Advisor regarding each Portfolio’s advisory fees and expense ratios, including information regarding breakpoints and fee waiver and expense reimbursement agreements for the Portfolios. The Board reviewed data showing how the Portfolios’ advisory fees and expense ratios compared to those of a peer group of funds with comparable asset levels and expense structures.

The Board considered that the gross advisory fees of the Government Portfolio were less than the average gross advisory fees of the peer group of funds and that the Government Portfolio’s assets under management as of December 31, 2019 were less than all but one its peer funds. The Board also considered that the net expense ratio of the Government Portfolio, after fee waivers and expense reimbursements, was the lowest of its peer group of funds. The Board considered that the gross advisory fees of the Money Market Portfolio were higher than the average gross advisory fees of the peer group of funds and that the Money Market Portfolio’s assets under management as of December 31, 2019 were the lowest of its peer funds. The Board also considered that the net expense ratio of the Money Market Portfolio, after fee waivers and expense reimbursements, was below the average of its peer group of funds.

Plan Investment Fund, Inc.

Other Disclosures
(Unaudited)
June 30, 2020

(Continued)

The Board also reviewed information provided by the Advisor regarding the fee rates offered to other money market fund clients of the Advisor, including sub-advised portfolios. The Board considered that each Portfolio’s gross advisory fees were generally less than the fee rates of the Advisor’s other money market fund clients at similar asset levels, and the Advisor’s statement that the net advisory fees of each Portfolio, after contractual fee waivers, are at or lower than those of similar accounts, with comparable services, managed by the Advisor. The Board concluded that the advisory fee for each Portfolio was fair and reasonable.

Profitability The Board reviewed information concerning the estimated profitability to the Advisor of the Advisory Agreements, including information regarding the Advisor’s methodology for allocating expenses in connection with providing services under the Advisory Agreements. The Board considered that BCS and the Advisor have entered into an agreement whereby BCS (and not the Portfolios) provide compensation to the Advisor to the extent necessary to ensure that the Advisor, after accounting for fees waived by the Advisor, receives a minimum annual amount of compensation for services provided to the Portfolios. The Board recognized that individual fund or product line profitability of other advisors is generally not publicly available and that profitability may be affected by numerous factors, noting that, as a result, the comparability of profitability among advisory firms is limited.

Economies of Scale The Board considered the extent to which economies of scale would be realized as the Portfolios grow and whether advisory fee levels reflect these economies of scale for the benefit of investors. The Board considered each Portfolio’s amount of assets under management and information regarding staffing and infrastructure of the Advisor. The Board took into account that the Advisor has agreed to extend existing fee waivers with respect to each Portfolio for an additional twelve months. The Board also noted that the advisory fee schedule for each Portfolio incorporates breakpoints and thus reflects economies of scale by offering lower effective advisory fees as the assets of a Portfolios increase. The Board concluded that each Portfolio’s fee schedule represents an appropriate sharing by the Advisor with the Portfolio of such economies of scale as may exist in the management of the Portfolio at various asset levels.

Other Benefits to the Advisor or its Affiliates The Board considered information regarding any indirect benefits to the Advisor or its affiliates from the Advisor’s relationship with the Portfolios. The Board noted the Advisor’s statement that its relationship with the Government Portfolio and the Money Market Portfolio may have raised the Advisor’s profile as an investment advisor in the broker-dealer community, which may enhance business opportunities for the Advisor. The Board also noted the Advisor’s statement that the Advisor may accrue scale-related benefits from the inclusion of the Portfolios in the Advisor’s total assets under management, including trading efficiencies resulting in reduced costs, increased liquidity and bid-offer spreads, operational efficiencies, greater buying power and flexibility, and improved trade execution. The Board considered these potential indirect benefits to the Advisor under the Advisory Agreements in reaching its conclusion that the advisory fee for each Portfolio was fair and reasonable.

Based on all of the information considered and the conclusions reached, including consideration of each of the factors referred to above, the Board, including all of the Independent Trustees, concluded that the terms of each Advisory Agreement are fair and reasonable and the continuation of each Advisory Agreement is in the best interests of each Portfolio.

Plan Investment Fund, Inc.

Other Disclosures
(Unaudited)
June 30, 2020

(Concluded)

Form N-MFP: The Fund files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Form N-MFP filings are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-MFP may also be obtained, upon request, by calling (800) 621-9215.

Government Portfolio and Money Market Portfolio Monthly Holdings: The Government Portfolio and the Money Market Portfolio each makes its portfolio holdings information publicly available by posting the information on the Fund’s website at www.pif.com.

Proxy Voting: Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available by the following August 31 (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov.

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2 Mid America Plaza, Suite 200
Oakbrook Terrace, IL 60181
(630) 472-7700

Plan Investment Fund
Board of Trustees

Jennifer J. Allen

Chief Financial Officer
Blue Cross & Blue Shield
of Mississippi

Nicholas G. Chiarello
Director of Investments and
Assistant Treasurer

Blue Cross and Blue Shield of North Carolina

Sandra M. Clarke
Senior Vice President and
Chief Financial Officer
Blue Shield of California

William A. Coats

Vice President, Treasurer and
Chief Investment Officer
GuideWell and Blue Cross
and Blue Shield of Florida

W. Dennis Cronin

Senior Vice President of Treasury Services,
Assistant Treasurer and Chief Risk Officer
Highmark Health

John F. Giblin

Executive Vice President
and Chief Financial Officer

BlueCross BlueShield of Tennessee, Inc.

Diane G. Gore

President and

Chief Executive Officer

Blue Cross Blue Shield of Wyoming

Robert J. Kolodgy
Executive Vice President
and Chief Financial Officer

Blue Cross Blue Shield Association

Gina L. Marting

Executive Vice President,

Chief Financial Officer and Treasurer
Hawaii Medical Service Association

Michael J. Mizeur

Executive Vice President,

Chief Financial Officer and Treasurer
BlueCross BlueShield of South Carolina

Vincent P. Price
Executive Vice President
and Chief Financial Officer

Cambia Health Solutions, Inc.

Cynthia M. Vice

Senior Vice President,

Chief Financial Officer and Treasurer
Blue Cross and Blue Shield of Alabama

T. Ralph Woodard, Jr.
Executive Vice President
and Chief Financial Officer

Blue Cross of Idaho Health Service, Inc.

INVESTMENT ADVISOR

BlackRock Advisors, LLC
100 Bellevue Parkway

Wilmington, Delaware 19809

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza

Portland, Maine 04101

Item	2. Code of Ethics.

This item is not applicable to this Semi-Annual Report.

Item	3. Audit Committee Financial Expert.

This item is not applicable to this Semi-Annual Report.

Item	4. Principal Accountant Fees and Services.

This item is not applicable to this Semi-Annual Report.

Item	5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item	6. Investments.

(a)               Schedule of Investments included in Item 1.

(b)               Not applicable.

Item	7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item	8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item	9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item	10. Submission of Matters to a Vote of Security Holders.

None.

Item	11. Controls and Procedures.

(a)               The registrant’s principal executive officer and principal financial officer or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15 (b) or 240.15d-15(b)).

(b)               There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item	12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item	13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(a)(4) None

(b)     Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Alexander D. Hudson

Name: Alexander D. Hudson
Title: Chief Operating Officer (Principal Executive Officer)
Date: August 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander D. Hudson

Name: Alexander D. Hudson
Title: Chief Operating Officer
Date: August 18, 2020

By:	/s/ Christopher W. Roleke

Name: Christopher W. Roleke
Title: Treasurer (Principal Financial Officer)
Date: August 18, 2020

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.